Recourse Debt and Interest Rate Swap (Tables)	12 Months Ended
Dec. 31, 2011
Recourse Debt And Interest Rate Swap [Abstract]
Recourse Debt
Recourse debt at December 31 consisted of the following:

dollars in thousands	Weighted-Average Interest Rates at December 31,		2011	2010
	2011[1]	2010
Term Loan[2]	3.646%	4.396%	$361,250	$403,750
Less: Short-term debt – recourse			42,500	42,500
Long-term debt – recourse			$318,750	$361,250

1	See additional information below regarding the interest rate fixed at 3.646% in connection with an interest rate swap, which expires on April 1, 2015.

2	The term loan borrowings under the Credit Agreement expire on June 10, 2016.